OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
OPERATING SEGMENTS
NOTE V - OPERATING SEGMENTS

The Company is considered to have three principal business segments in 2016, 2015, and 2014, the Commercial/Retail Bank, the Mortgage Banking Division, and the Holding Company. (Dollars in thousands)

	Year Ended December 31, 2016
	Commercial/	Mortgage
	Retail	Banking	Holding
	Bank	Division	Company	Total

Interest income	$43,785	$812	$7	$44,604
Interest expense	3,679	414	222	4,315
Net interest income (loss)	40,106	398	(215)	40,289
Provision (credit) for loan losses	667	(42)	-	625
Net interest income (loss) after provision for loan losses	39,439	440	(215)	39,664
Non-interest income	6,989	4,258	-	11,247
Non-interest expense	31,369	3,342	2,151	36,862

Income (loss) before income taxes	15,059	1,356	(2,366)	14,049
Income tax (benefit) expense	4,386	380	(836)	3,930
Net income (loss)	$10,673	$976	$(1,530)	$10,119

Total Assets	$1,254,476	$21,400	$1,491	$1,277,367
Net Loans	851,947	13,477	-	865,424

	Year Ended December 31, 2015
	Commercial/	Mortgage
	Retail	Banking	Holding
	Bank	Division	Company	Total

Interest income	$39,422	$774	$6	$40,202
Interest expense	2,727	296	185	3,208
Net interest income (loss)	36,695	478	(179)	36,994
Provision for loan losses	410	-	-	410
Net interest income (loss) after provision for loan losses	36,285	478	(179)	36,584
Non-interest income	6,513	1,075	-	7,588
Non-interest expense	29,786	1,245	1,129	32,160
Income (loss) before income taxes	13,012	308	(1,308)	12,012
Income tax (benefit) expense	3,618	82	(487)	3,213
Net income (loss)	$9,394	$226	$(821)	$8,799

Total Assets	$1,123,240	$20,681	$1,210	$1,145,131
Net Loans	755,077	14,665	-	769,742

	Year Ended December 31, 2014
	Commercial/	Mortgage
	Retail	Banking	Holding
	Bank	Division	Company	Total

Interest income	$35,506	$860	$5	$36,371
Interest expense	2,482	310	181	2,973
Net interest income (loss)	33,024	550	(176)	33,398
Provision for loan losses	1,401	17	-	1,418
Net interest income (loss) after provision for loan losses	31,623	533	(176)	31,980
Non-interest income	5,986	1,452	365	7,803
Non-interest expense	28,034	1,443	1,256	30,733
Income (loss) before income taxes	9,575	542	(1,067)	9,050
Income tax (benefit) expense	2,586	146	(296)	2,436
Net income (loss)	$6,989	$396	$(771)	$6,614

Total Assets	$1,075,439	$17,147	$1,182	$1,093,768
Net Loans	685,563	14,977	-	700,540